REVENUE AND DEFERRED REVENUE	12 Months Ended
Dec. 31, 2024
REVENUE AND DEFERRED REVENUE
REVENUE AND DEFERRED REVENUE

4. REVENUE AND DEFERRED REVENUE

The following table presents the Group’s revenues from contracts with customers disaggregated by timings of revenue recognition:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Revenues:
Recognized over time	898,233	926,479	818,711	112,163
Recognized at a point in time	87,284	91,660	103,490	14,178
Total revenues	985,517	1,018,139	922,201	126,341

Contract costs

Deferred channel and other costs were recorded under “Prepayment and other current assets” (Note 6). For the years ended December 31, 2022, 2023 and 2024, the Group recognized RMB184,891 thousand, RMB192,122 thousand and RMB161,624 thousand (US$22,142 thousand) of amortization of deferred channel costs as “Cost of revenues”, respectively. There was no impairment recognized to the deferred costs during the years ended December 31, 2022, 2023 and 2024.

Deferred revenue and customer advances

Deferred revenue and customer advances primarily consist of deferred revenue from online subscriptions and advanced consideration received from customers for the sales of offline products and others, which are recognized as contract liability until services are provided to the customers and products are delivered at customers. The balance of deferred revenue and customer advances as of December 31, 2024 decreased from the higher balance as of December 31, 2023 due to increasingly conservative consumer spending in recent years.

Revenue recognized during the year ended December 31, 2024 that was included in the deferred revenue and customer advances balance of RMB318,587 thousand at January 1, 2024 was RMB315,484 thousand (US$43,221 thousand).